Loans Receivable, Net - Schedule of Results of Operations and Cash Flows of Trusts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Net profit attributable to PPDai Group Inc.	¥ 2,469,074	$ 359,112	¥ 1,082,983	¥ 501,490
Net increase in cash, cash equivalents and restricted cash	1,010,017	146,900	3,076,139	845,309
Cash, cash equivalents and restricted cash at beginning of year	4,283,704	623,039	1,207,565	362,256
Cash, cash equivalents and restricted cash at end of period	5,293,721	$ 769,939	4,283,704	1,207,565
YN Trust I, YN Trust II, Fotic Trust I, Fotic Trust II and Fotic Trust III [Member]
Loans And Leases Receivable Disclosure [Line Items]
Net revenue	(164,082)		(28,372)	(673)
Net profit attributable to PPDai Group Inc.			(44,396)	(743)
Net cash provided by (used in) operating activities	(18,008)		(16,024)	972
Net cash used in investing activities	(1,624,784)		(615,971)	(29,289)
Net cash provided by financing activities	1,901,684		675,654	29,433
Net increase in cash, cash equivalents and restricted cash	258,892		43,659	1,116
Cash, cash equivalents and restricted cash at beginning of year	44,775		1,116
Cash, cash equivalents and restricted cash at end of period	¥ 303,667		¥ 44,775	¥ 1,116